STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 23, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Stock Warrants
Number of shares
Warrants outstanding at beginning of the year		985,533	985,533	985,533
Exercised		0	0	0	0
Granted					985,533
Warrants outstanding at end of the year		985,533		985,533	985,533
Weighted-Average Exercise Price
Warrants outstanding at beginning of the year		$ 2.00	$ 2.00	$ 2.00
Granted					$ 2.00
Warrants outstanding at end of the year		$ 2.00		$ 2.00	$ 2.00
Weighted Average Remaining Contractual Term (years)
Warrants outstanding at beginning of the year		3 years 1 month 24 days	4 years 1 month 24 days	4 years 1 month 24 days
Granted					5 years
Warrants outstanding at end of the year		2 years 10 months 24 days		3 years 1 month 24 days	4 years 1 month 24 days
Warrants issued	985,533	0
Warrants exercisable price	$ 2.00	$ 0.91	$ 0.91		$ 0.91
Fair value of warrant		$ 896	$ 896		$ 896
Warrants
Number of shares
Granted				0
Pre Funded Warrants
Number of shares
Warrants outstanding at beginning of the year		2,168,000	2,168,000	2,168,000
Granted					2,168,000
Warrants outstanding at end of the year		2,168,000		2,168,000	2,168,000
Weighted-Average Exercise Price
Warrants outstanding at beginning of the year		$ 0.01	$ 0.01	$ 0.01
Granted					$ 0.01
Warrants outstanding at end of the year		$ 0.01		$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term (years)
Warrants issued	2,168,000	0		0	0
Warrants exercisable price	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Fair value of per warrant		1.99			1.99
Exercise less amount		$ 2.00			$ 2.00
Proceeds from Warrant	$ 4,314